Income Tax (Details) - USD ($)			6 Months Ended		12 Months Ended
	Jan. 08, 2021	Jan. 01, 2008	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) [Line Items]
Applicable tax rate			16.50%		16.50%
Income tax rate	25.00%		4.10%	(4.00%)
Tax rate of enterprise income	25.00%	25.00%
Valuation allowance tax assets			100.00%		100.00%	100.00%
Income tax rate		25.00%
Maximum [Member]
Income Tax (Details) [Line Items]
U.S. statutory tax rate			35.00%		35.00%
Minimum [Member]
Income Tax (Details) [Line Items]
U.S. statutory tax rate			21.00%		21.00%
PRC [Member]
Income Tax (Details) [Line Items]
Tax provisions (in Dollars)			$ 596,186	$ 0